Change in Working Capital	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Change in Working Capital

		UNITED STATES DOLLAR
		2020	2019	2018
29.	CHANGE IN WORKING CAPITAL
	Inventories	(89.9)	(56.2)	0.8
	Trade and other receivables	(88.0)	(5.6)	(0.5)
	Trade and other payables	6.1	37.2	(32.2)

	Total change in working capital	(171.8)	(24.6)	(31.9)